PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,359		$ 4,359	$ 3,036
Less accumulated depreciation	(218)		(218)
Property and equipment, net	4,141		4,141	3,036
Depreciation expense	218		218
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,359		$ 4,359	$ 3,036
Estimated Useful Life (Years)	5